Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments - at fair value	$ 221,565,658	$ 199,142,430
Notes receivable from participants	4,210,340	4,084,371
Participant contributions	738,459	311,546
Employer contributions	864,023	575,008
Total receivables	5,812,822	4,970,925
Total assets	227,378,480	204,113,355
Net assets available for benefits	$ 227,378,480	$ 204,113,355